UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCEHDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-04982

Heartland Group, Inc.

(Exact name of registrant as specified in charter)

789 N. Water Street, Suite 500, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Vinita K. Paul, Vice President and Chief Compliance Officer

Heartland Group, Inc., 789 N. Water Street, Suite 500, Milwaukee, WI 53202

(Name and address of agent for service)

Ellen Drought; Godfrey & Kahn, S.C., 780 N. Water Street, Milwaukee, WI 53202

(With a copy to:)

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31, 2014

Date of reporting period: September 30, 2014

Item 1.          Schedule of Investments.

SELECT VALUE FUND - SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (99.3%)
Airlines (3.1%)
JetBlue Airways Corp.(a)	1,724,461	$18,313,776

Building Products (1.7%)
Universal Forest Products, Inc.	238,147	10,171,258

Capital Markets (2.4%)
The Bank of New York Mellon Corp.	376,623	14,586,609

Chemicals (3.6%)
LSB Industries, Inc.(a)	221,615	7,913,872
The Mosaic Co.	300,543	13,347,114
		21,260,986
Commercial Banks (9.9%)
BB&T Corp.	330,516	12,298,500
Boston Private Financial Holdings, Inc.	931,827	11,545,337
First Interstate BancSystem, Inc. (Class A)	304,048	8,078,555
The PNC Financial Services Group, Inc.	166,441	14,244,021
Zions Bancorporation	446,449	12,973,808
		59,140,221
Commercial Services & Supplies (5.1%)
The ADT Corp.(b)	308,844	10,951,608
United Stationers, Inc.	518,734	19,488,837
		30,440,445
Communications Equipment (4.1%)
ADTRAN, Inc.	382,871	7,860,341
Cisco Systems, Inc.	672,992	16,939,209
		24,799,550
Construction & Engineering (2.9%)
KBR, Inc.	584,440	11,005,005
MasTec, Inc.(a)	204,876	6,273,303
		17,278,308
Consumer Finance (2.7%)
Capital One Financial Corp.	199,148	16,254,460

Diversified Consumer Services (0.8%)
American Public Education, Inc.(a)	171,646	4,632,726

Diversified Telecommunication Services (2.3%)
AT&T, Inc.	386,402	13,616,806

Electronic Equipment & Instruments (2.0%)
Fabrinet(a)	816,082	11,914,797

Energy Equipment & Services (7.7%)
Baker Hughes, Inc.	226,917	14,763,220
Key Energy Services, Inc.(a)	530,884	2,569,479
Tidewater, Inc.	389,141	15,188,173
Unit Corp.(a)	229,811	13,478,415
		45,999,287
Food Products (2.4%)
Bunge, Ltd.	173,881	14,645,997

Health Care Providers & Services (5.1%)
Quest Diagnostics, Inc.	252,430	15,317,452
Triple-S Management Corp. (Class B)(a)	748,454	14,894,235
		30,211,687
Hotels, Restaurants & Leisure (2.9%)
Royal Caribbean Cruises, Ltd.	254,374	17,116,826

Insurance (2.8%)
Principal Financial Group, Inc.	323,765	16,987,950

IT Services (1.1%)
Teradata Corp.(a)	152,047	6,373,810

Machinery (2.2%)
Joy Global, Inc.	243,722	13,292,598

Metals & Mining (3.9%)
Haynes International, Inc.	236,642	10,883,166
RTI International Metals, Inc.(a)	507,696	12,519,783
		23,402,949
Oil, Gas & Consumable Fuels (8.3%)
Devon Energy Corp.	254,408	17,345,537
Hess Corp.	81,418	7,679,346
Scorpio Tankers, Inc.	1,276,981	10,611,712
WPX Energy, Inc.(a)	578,786	13,925,591
		49,562,186
Paper & Forest Products (4.1%)
Boise Cascade Co.(a)	819,642	24,704,010

Pharmaceuticals (4.9%)
Pfizer, Inc.	472,295	13,965,763
Teva Pharmaceutical Industries, Ltd. (ADR)	282,717	15,196,039
		29,161,802
Real Estate Investment Trusts (REITs) (3.5%)
Campus Crest Communities, Inc.	423,759	2,712,058
Digital Realty Trust, Inc.	289,634	18,067,369
		20,779,427
Road & Rail (1.4%)
Ryder System, Inc.	93,924	8,450,342

Semiconductors (4.2%)
Photronics, Inc.(a)	1,604,723	12,918,020
Teradyne, Inc.	641,043	12,429,824
		25,347,844
Specialty Retail (2.9%)
Murphy USA, Inc.(a)	324,479	17,216,856

Thrifts & Mortgage Finance (1.3%)
Washington Federal, Inc.	389,900	7,938,364

TOTAL COMMON STOCKS
(Cost 512,487,752)		$593,601,877

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.7%)
Time Deposits (0.7%)
JPMorgan Chase (Nassau)(c)(d)	0.03%	$4,174,227	$4,174,227

TOTAL SHORT-TERM INVESTMENTS
(Cost 4,174,227)	$4,174,227

	INTEREST RATE	SHARES	VALUE
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.5%)
Registered Investment Companies (0.5%)
Invesco Treasury Portfolio Short-Term Investments Trust, Institutional Class(e)	0.01%	2,780,580	$2,780,580

TOTAL INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
(Cost 2,780,580)	$2,780,580

TOTAL INVESTMENTS - (100.5%)
(Cost 519,442,559)	$600,556,684
OTHER ASSETS AND LIABILITIES, NET - (-0.5%)	(2,749,751)
TOTAL NET ASSETS - (100.0%)	$597,806,933

VALUE PLUS FUND - SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (98.5%)
Aerospace & Defense (0.4%)
Cubic Corp.	241,935	$11,322,558

Building Products (3.8%)
Quanex Building Products Corp.(f)	3,200,000	57,888,000
Universal Forest Products, Inc.(f)	1,150,000	49,116,500
		107,004,500
Capital Markets (1.4%)
Janus Capital Group, Inc.	2,700,000	39,258,000

Chemicals (6.5%)
Intrepid Potash, Inc.(a)(f)	5,650,000	87,292,500
OM Group, Inc.	875,000	22,706,250
Tronox, Ltd. (Class A)	1,700,000	44,285,000
Zep, Inc.(f)	2,200,000	30,844,000
		185,127,750
Commercial Banks (14.7%)
Associated Banc-Corp.	3,700,000	64,454,000
Berkshire Hills Bancorp, Inc.	1,150,000	27,013,500
Capital Bank Financial Corp. (Class A)(a)	551,455	13,168,745
Centerstate Banks, Inc.(f)	1,575,000	16,301,250
First Horizon National Corp.	1,500,000	18,420,000
Glacier Bancorp, Inc.	1,150,000	29,739,000
Hancock Holding Co.	650,000	20,832,500
Independent Bank Corp.	900,000	32,148,000
Old National Bancorp	4,000,000	51,880,000
Renasant Corp.(f)	950,000	25,697,500
TCF Financial Corp.	1,600,000	24,848,000
Umpqua Holdings Corp.	3,400,000	55,998,000
Union Bankshares Corp.	1,582,587	36,557,760
		417,058,255
Commercial Services & Supplies (2.2%)
Brady Corp. (Class A)(f)	2,750,000	61,710,000

Communications Equipment (2.0%)
Acacia Research Corp.	750,000	11,610,000
Black Box Corp.(f)	1,147,500	26,759,700
InterDigital, Inc.	500,000	19,910,000
		58,279,700
Construction & Engineering (2.9%)
Granite Construction, Inc.(f)	2,550,000	81,115,500

Containers & Packaging (1.3%)
Greif, Inc. (Class A)	850,000	37,238,500

Diversified Consumer Services (3.6%)
DeVry, Inc.	650,000	27,826,500
Regis Corp.(f)	4,725,000	75,411,000
		103,237,500
Electrical Equipment (1.7%)
Encore Wire Corp.(f)	1,300,000	48,217,000

Electronic Equipment & Instruments (4.4%)
CTS Corp.(f)	2,150,000	34,163,500
Electro Rent Corp.	1,138,843	15,681,868
Knowles Corp.(a)	1,225,000	32,462,500
Park Electrochemical Corp.(f)	1,850,000	43,567,500
		125,875,368
Energy Equipment & Services (3.9%)
Gulf Island Fabrication, Inc.(f)	1,400,000	24,080,000
Unit Corp.(a)	1,500,000	87,975,000
		112,055,000
Food Products (1.4%)
Dean Foods Co.	3,050,000	40,412,500

Health Care Equipment & Supplies (1.2%)
Invacare Corp.(f)	2,955,000	34,898,550

Health Care Providers & Services (1.4%)
Owens & Minor, Inc.	1,200,000	39,288,000

Household Durables (1.5%)
MDC Holdings, Inc.	1,700,000	43,044,000

Insurance (0.4%)
OneBeacon Insurance Group, Ltd. (Class A)	800,000	12,328,000

IT Services (1.5%)
ManTech International Corp. (Class A)(f)	1,550,000	41,772,500

Machinery (11.4%)
Albany International Corp. (Class A)	975,000	33,189,000
Briggs & Stratton Corp.(f)	2,725,000	49,104,500
Douglas Dynamics, Inc.	800,000	15,600,000
Dynamic Materials Corp.(f)	1,150,000	21,907,500
ESCO Technologies, Inc.(f)	1,575,000	54,778,500
Federal Signal Corp.(f)	5,825,000	77,123,000
FreightCar America, Inc.(f)	1,150,000	38,295,000
John Bean Technologies Corp.	750,000	21,097,500
Twin Disc, Inc.	525,000	14,154,000
		325,249,000
Media (1.0%)
Harte-Hanks, Inc.(f)	4,250,000	27,072,500

Metals & Mining (4.2%)
Commercial Metals Co.	2,600,000	44,382,000
Globe Specialty Metals, Inc.	800,000	14,552,000
Materion Corp.(f)	1,950,000	59,806,500
		118,740,500
Multiline Retail (1.4%)
Fred's, Inc. (Class A)(f)	2,900,000	40,600,000

Oil, Gas & Consumable Fuels (9.3%)
Comstock Resources, Inc.(f)	3,300,000	61,446,000
Stone Energy Corp.(a)(f)	1,900,000	59,584,000
Ultra Petroleum Corp.(a)	3,900,000	90,714,000
WPX Energy, Inc.(a)	2,200,000	52,932,000
		264,676,000
Professional Services (5.0%)
CDI Corp.(f)	1,800,000	26,136,000
Heidrick & Struggles International, Inc.(f)	1,775,000	36,458,500
Navigant Consulting, Inc.(a)(f)	2,710,500	37,703,055
Resources Connection, Inc.(f)	3,100,000	43,214,000
		143,511,555
Road & Rail (0.8%)
Con-way, Inc.	475,000	22,562,500

Semiconductors (5.0%)
Cypress Semiconductor Corp.	2,650,000	26,168,750
Entegris, Inc.(a)	2,700,000	31,050,000
Micrel, Inc.(f)	3,300,000	39,699,000
MKS Instruments, Inc.	1,350,000	45,063,000
		141,980,750
Specialty Retail (2.2%)
Chico's FAS, Inc.	4,250,000	62,772,500

Thrifts & Mortgage Finance (1.0%)
Provident Financial Services, Inc.	1,700,000	27,829,000

Trading Companies & Distributors (1.0%)
GATX Corp.	500,000	29,185,000

TOTAL COMMON STOCKS
(Cost 2,533,803,423)		$2,803,422,486

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (2.1%)
Time Deposits (2.1%)
JPMorgan Chase (Nassau)(c)(d)	0.03%	$58,170,109	$58,170,109

TOTAL SHORT-TERM INVESTMENTS
(Cost 58,170,109)			$58,170,109

TOTAL INVESTMENTS - (100.6%)
(Cost 2,591,973,532)			$2,861,592,595
OTHER ASSETS AND LIABILITIES, NET - (-0.6%)			(16,290,306)
TOTAL NET ASSETS - (100.0%)			$2,845,302,289

VALUE FUND - SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (95.8%)
Aerospace & Defense (3.4%)
AAR Corp.	500,000	$12,075,000
Spirit Aerosystems Holdings, Inc. (Class A)(a)	700,000	26,642,000
		38,717,000

Auto Components (1.7%)
Jason Industries, Inc.(a)	1,000,000	10,350,000
Spartan Motors, Inc.	450,000	2,101,500
Stoneridge, Inc.(a)	500,000	5,635,000
Sypris Solutions, Inc.	300,000	987,000
		19,073,500
Beverages (0.8%)
MGP Ingredients, Inc.	700,000	9,149,000

Biotechnology (0.9%)
Momenta Pharmaceuticals, Inc.(a)	850,000	9,639,000
Signal Genetics, Inc.(a)	180,000	810,000
		10,449,000
Building Products (0.2%)
Gibraltar Industries, Inc.(a)	200,000	2,738,000

Chemicals (1.2%)
Landec Corp.(a)	300,000	3,675,000
OMNOVA Solutions, Inc.(a)	400,000	2,148,000
Penford Corp.(a)	600,000	7,902,000
		13,725,000
Commercial Banks (7.5%)
Capital City Bank Group, Inc.	400,000	5,416,000
CoBiz Financial, Inc.	932,896	10,429,777
Heritage Financial Corp.	478,000	7,571,520
MainSource Financial Group, Inc.	500,000	8,625,000
MidSouth Bancorp, Inc.	550,000	10,285,000
North Valley Bancorp(a)(f)	400,000	8,632,000
Pacific Continental Corp.	400,000	5,140,000
S&T Bancorp, Inc.	100,000	2,346,000
TCF Financial Corp.	1,000,000	15,530,000
TriState Capital Holdings, Inc.(a)	1,230,000	11,156,100
		85,131,397
Commercial Services & Supplies (2.5%)
Fuel Tech, Inc.(a)	792,158	3,366,672
Hudson Technologies, Inc.(a)(f)	2,500,000	8,275,000
Perma-Fix Environmental Services, Inc.(a)(f)(g)	800,000	3,056,000
TRC Cos., Inc.(a)(f)(g)	2,200,000	14,366,000
		29,063,672
Communications Equipment (3.7%)
AgJunction, Inc. (CAD)(a)(f)(g)(h)	5,571,500	2,935,118
InterDigital, Inc.	600,000	23,892,000
PC-Tel, Inc.	518,883	3,938,322
Polycom, Inc.(a)	300,000	3,685,500
Westell Technologies, Inc. (Class A)(a)(f)	4,000,000	7,360,000
		41,810,940
Construction & Engineering (2.0%)
Furmanite Corp.(a)	250,000	1,690,000
Northwest Pipe Co.(a)	400,000	13,640,000
Sterling Construction Co., Inc.(a)(f)	1,000,000	7,670,000
		23,000,000
Diversified Consumer Services (2.4%)
Lincoln Educational Services Corp.(f)	2,385,469	6,703,168
Regis Corp.	1,000,000	15,960,000
Universal Technical Institute, Inc.	500,000	4,675,000
		27,338,168
Diversified Financial Services (0.6%)
Collection House, Ltd. (AUD)(c)(h)	3,671,436	6,646,805

Electrical Equipment (1.8%)
Global Power Equipment Group, Inc.	300,000	4,470,000
Magnetek, Inc.(a)(f)	299,999	9,386,969
Pioneer Power Solutions, Inc.(a)(f)(g)	500,000	4,000,000
Powell Industries, Inc.	77,329	3,159,663
		21,016,632
Electronic Equipment & Instruments (1.4%)
Checkpoint Systems, Inc.(a)	200,000	2,446,000
CUI Global, Inc.(a)	750,000	5,430,000
Fabrinet(a)	127,352	1,859,339
Mercury Systems, Inc.(a)	250,000	2,752,500
Vishay Precision Group, Inc.(a)	250,000	3,735,000
		16,222,839
Energy Equipment & Services (8.2%)
Dawson Geophysical Co.	40,815	742,017
Newpark Resources, Inc.(a)	2,000,000	24,880,000
TETRA Technologies, Inc.(a)	1,500,000	16,230,000
Unit Corp.(a)	600,000	35,190,000
Willbros Group, Inc.(a)	2,000,000	16,660,000
		93,702,017
Food Products (0.5%)
Hanover Foods Corp. (Class A)(c)(g)	49,250	5,516,000

Health Care Equipment & Supplies (6.3%)
Accuray, Inc.(a)(b)	1,500,000	10,890,000
Digirad Corp.(f)	1,800,000	7,074,000
Fukuda Denshi Co., Ltd. (JPY)(c)(h)	400,000	22,141,011
Invacare Corp.	1,000,000	11,810,000
STAAR Surgical Co.(a)	100,000	1,063,000
Trinity Biotech PLC (ADR)	1,000,000	18,270,000
		71,248,011
Health Care Providers & Services (4.1%)
Cross Country Healthcare, Inc.(a)	1,000,000	9,290,000
Hooper Holmes, Inc.(a)(f)(g)	6,242,700	3,791,816
LHC Group, Inc.(a)	400,000	9,280,000
PDI, Inc.(a)(f)(g)	1,490,000	3,576,000
The Ensign Group, Inc.	600,000	20,880,000
		46,817,816
Hotels, Restaurants & Leisure (1.1%)
Bravo Brio Restaurant Group, Inc.(a)	250,000	3,242,500
Denny's Corp.(a)	1,250,000	8,787,500
		12,030,000
Household Durables (0.5%)
WCI Communities, Inc.(a)	300,000	5,532,000

Household Products (0.2%)
Oil-Dri Corp. of America	100,000	2,607,000

Insurance (2.6%)
Donegal Group, Inc. (Class A)	250,000	3,840,000
Endurance Specialty Holdings, Ltd.	200,000	11,036,000
Meadowbrook Insurance Group, Inc.	745,780	4,362,813
State Auto Financial Corp.	300,000	6,153,000
United Insurance Holdings Corp.(f)(i)	250,000	3,750,000
		29,141,813
Internet Software & Services (0.3%)
TechTarget, Inc.(a)	370,000	3,178,300

IT Services (2.3%)
Ciber, Inc.(a)	1,727,223	5,924,375
Computer Task Group, Inc.	601,332	6,674,785
NCI, Inc. (Class A)(a)	250,000	2,377,500
StarTek, Inc.(a)(f)(g)	1,400,000	10,836,000
		25,812,660
Leisure Equipment & Products (0.2%)
LeapFrog Enterprises, Inc.(a)	300,000	1,797,000

Life Sciences Tools & Services (1.7%)
Cambrex Corp.(a)	1,000,000	18,680,000
Harvard Bioscience, Inc.(a)	300,000	1,227,000
		19,907,000
Machinery (9.3%)
Astec Industries, Inc.	450,000	16,411,500
Commercial Vehicle Group, Inc.(a)	350,000	2,163,000
Federal Signal Corp.	1,500,000	19,860,000
FreightCar America, Inc.	400,000	13,320,000
Hardinge, Inc.	300,000	3,282,000
Harsco Corp.	300,000	6,423,000
L.B. Foster Co. (Class A)	200,000	9,188,000
Lydall, Inc.(a)	700,000	18,907,000
MFRI, Inc.(a)	250,000	2,370,000
PMFG, Inc.(a)	500,000	2,500,000
Supreme Industries, Inc. (Class A)(f)(g)	1,450,000	11,324,500
		105,749,000

Metals & Mining (4.7%)
Ampco-Pittsburgh Corp.	268,395	5,367,900
AuRico Gold, Inc. (CAD)(h)	628,555	2,194,428
Golden Star Resources, Ltd.(a)(b)(f)	13,465,100	5,653,996
IAMGOLD Corp. (CAD)(a)(h)	6,000,000	16,607,884
Olympic Steel, Inc.	500,000	10,285,000
Synalloy Corp.	400,000	6,960,000
Teranga Gold Corp. (CAD)(a)(h)	4,700,000	3,147,462
Timmins Gold Corp. (CAD)(a)(h)	3,000,000	3,776,954
		53,993,624
Multiline Retail (1.2%)
Fred's, Inc. (Class A)	1,000,000	14,000,000

Oil, Gas & Consumable Fuels (5.3%)
Scorpio Tankers, Inc.	700,000	5,817,000
Swift Energy Co.(a)(f)	3,219,210	30,904,416
Ultra Petroleum Corp.(a)(b)	1,000,000	23,260,000
		59,981,416
Paper & Forest Products (0.5%)
Western Forest Products, Inc. (CAD)(h)	3,000,000	6,000,268

Personal Products (0.4%)
USANA Health Sciences, Inc.(a)(b)	61,437	4,525,449

Pharmaceuticals (1.1%)
ASKA Pharmaceutical Co., Ltd. (JPY)(c)(h)	250,000	3,212,699
Fuji Pharmaceutical Co., Ltd. (JPY)(c)(g)(h)	500,000	9,260,463
		12,473,162
Professional Services (3.2%)
Hudson Global, Inc.(a)(f)(g)	3,000,000	11,340,000
Navigant Consulting, Inc.(a)	1,200,000	16,692,000
RCM Technologies, Inc.(a)(f)(g)	1,100,000	8,327,000
		36,359,000
Real Estate Investment Trusts (REITs) (0.9%)
Campus Crest Communities, Inc.	349,898	2,239,347
CareTrust REIT, Inc.(a)	600,000	8,580,000
		10,819,347
Road & Rail (0.7%)
Marten Transport, Ltd.	450,000	8,014,500

Semiconductors (2.3%)
Cohu, Inc.	231,000	2,765,070
CyberOptics Corp.(a)(f)	600,000	6,732,000
DSP Group, Inc.(a)	750,000	6,652,500
Silicon Image, Inc.(a)	2,000,000	10,080,000
		26,229,570
Software (2.5%)
Actuate Corp.(a)	900,000	3,510,000
ePlus, Inc.(a)	352,795	19,774,160
Progress Software Corp.(a)	208,900	4,994,799
		28,278,959
Specialty Retail (1.9%)
Destination XL Group, Inc.(a)	1,000,000	4,720,000
Murphy USA, Inc.(a)	300,000	15,918,000
Systemax, Inc.(a)	88,147	1,099,193
		21,737,193
Thrifts & Mortgage Finance (1.8%)
Brookline Bancorp, Inc.	1,290,200	11,031,210
HF Financial Corp.	350,000	4,704,000
Home Loan Servicing Solutions, Ltd.	200,000	4,238,000
		19,973,210
Trading Companies & Distributors (1.3%)
Houston Wire & Cable Co.	273,433	3,275,728
Lawson Products, Inc.(a)	331,501	7,389,157
Transcat, Inc.(a)(b)(f)	502,368	4,626,809
		15,291,694
Transportation Infrastructure (0.6%)
Aegean Marine Petroleum Network, Inc.	700,000	6,419,000

TOTAL COMMON STOCKS
(Cost 891,764,679)		$1,091,216,962

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (4.1%)
Time Deposits (4.1%)
Citibank (Grand Cayman)(c)(d)	0.03%	$46,384,390	$46,384,390

TOTAL SHORT-TERM INVESTMENTS
(Cost 46,384,390)			$46,384,390

	INTEREST RATE	SHARES	VALUE
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (2.7%)
Registered Investment Companies (2.7%)
Invesco Treasury Portfolio Short-Term Investments Trust, Institutional Class(e)	0.01%	30,734,649	$30,734,649

TOTAL INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
(Cost 30,734,649)	$30,734,649

TOTAL INVESTMENTS - (102.6%)
(Cost 968,883,718)	$1,168,336,001
OTHER ASSETS AND LIABILITIES, NET - (-2.6%)	(29,505,198)
TOTAL NET ASSETS - (100.0%)	$1,138,830,803

HEARTLAND INTERNATIONAL VALUE FUND - SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (88.1%)
Brazil (2.0%)
Direcional Engenharia SA (BRL)(h)	150,000	$605,454

Canada (14.4%)
Bombardier, Inc. (Class B) (CAD)(h)(j)	330,000	1,110,853
Canam Group, Inc. (CAD)(h)	65,000	618,108
IAMGOLD Corp. (CAD)(a)(h)	255,000	705,835
Penn West Petroleum, Ltd. (CAD)(h)(j)	125,000	847,136
Redline Communications Group, Inc. (CAD)(a)(h)	200,000	537,524
Reitmans Canada, Ltd. (Class A) (CAD)(h)	30,000	176,794
Yamana Gold, Inc. (CAD)(h)(j)	80,000	480,021
		4,476,271
China (4.8%)
Wasion Group Holdings, Ltd. (HKD)(c)(h)	1,600,000	1,471,497

Germany (4.9%)
DMG Mori Seiki AG (EUR)(c)(h)(j)	15,000	421,300
Einhell Germany AG (EUR)(h)	14,000	525,179
KSB AG (EUR)(h)	1,000	579,112
		1,525,591

Great Britain (2.3%)
McBride PLC (GBP)(h)	500,000	705,196

Hong Kong (6.8%)
Clear Media, Ltd. (HKD)(h)	700,000	728,411
Keck Seng Investments (HKD)(h)	1,600,000	1,390,883
		2,119,294
Ireland (1.5%)
Trinity Biotech PLC (ADR)	25,000	456,750

Japan (26.8%)
Fuji Pharma Co., Ltd. (JPY)(c)(g)(h)	40,000	740,837
Fukuda Denshi Co., Ltd. (JPY)(c)(h)	21,000	1,162,403
Japan Pure Chemical Co., Ltd. (JPY)(c)(h)	30,000	644,498
Kurita Water Industries, Ltd. (JPY)(c)(h)(j)	50,000	1,115,338
Medikit Co., Ltd. (JPY)(c)(h)	20,000	626,148
Miraial Co., Ltd. (JPY)(c)(h)	40,000	658,280
NIFCO, Inc. (JPY)(c)(h)(j)	10,000	308,414
Nippon Seiki Co., Ltd. (JPY)(c)(h)	60,000	1,361,882
Takamatsu Construction Group Co., Ltd. (JPY)(c)(h)	40,000	748,221
Yokogawa Electric Corp. (JPY)(c)(h)(j)	30,000	394,448
Yushin Precision Equipment Co., Ltd. (JPY)(c)(h)	25,000	544,780
		8,305,249
Kazakhstan (5.3%)
Halyk Savings Bank of Kazakhstan JSC (GDR)(j)	75,000	862,500
KazMunaiGas Exploration Production JSC (GDR)(j)	45,000	787,500
		1,650,000
Malaysia (0.9%)
Wah Seong Corp. Bhd (MYR)(c)(h)	507,908	273,782

Norway (2.1%)
TGS Nopec Geophysical Co. ASA (NOK)(c)(h)(j)	25,000	636,644

Russia (1.1%)
VSMPO-AVISMA Corp.(a)(c)(j)	2,000	353,571

South Korea (12.3%)
Daekyo Co., Ltd. (KRW)(h)	150,000	1,040,512
Mirae Asset Securities Co., Ltd. (KRW)(c)(h)(j)	30,000	1,261,899
NongShim Co., Ltd. (KRW)(h)	3,000	773,276
Samsung Securities Co., Ltd. (KRW)(c)(h)(j)	17,500	730,428
		3,806,115
Ukraine (2.9%)
Avangardco Investments Public, Ltd. (GDR)(a)	50,000	394,750
Motor Sich PJSC (GDR) (EUR)(c)(g)(h)	30,000	518,358
		913,108
TOTAL COMMON STOCKS
(Cost 23,876,150)		$27,298,522

PREFERRED STOCK (5.0%)
Brazil (4.4%)
Banco ABC Brasil SA (BRL)(h)	160,000	881,136
Cia de Saneamento do Parana (BRL)(h)	240,000	486,324
		1,367,460
Germany (0.6%)
KSB AG (EUR)(c)(h)	300	173,837

TOTAL PREFERRED STOCK
(Cost 1,650,113)		$1,541,297

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (6.4%)
Time Deposits (6.4%)
Citibank (Grand Cayman)(c)(d)	0.03%	$2,003,718	$2,003,718

TOTAL SHORT-TERM INVESTMENTS
(Cost 2,003,718)	$2,003,718

TOTAL INVESTMENTS - (99.5%)
(Cost 27,529,981)	$30,843,537
OTHER ASSETS AND LIABILITIES, NET - (0.5%)	139,951
TOTAL NET ASSETS - (100.0%)	$30,983,488

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	Loaned security; a portion or all of the security was on loan at September 30, 2014. See Note 5 in Notes to Schedules of Investments.
(c)	Classified as Level 2. Valued using methods determined by the Board of Directors or using systematic fair valuation model provided by an independent pricing service. See Note 3 in Notes to Schedules of Investments.
(d)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of September 30, 2014.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 5 in Notes to Schedules of Investments. The rate listed is the 7-day yield as of September 30, 2014.
(f)	Affiliated company. See Note 8 in Notes to Schedules of Investments.
(g)	Illiquid security, pursuant to guidelines established by the Board of Directors. See Note 2 in Notes to Schedules of Investments.
(h)	Traded in a foreign country.
(i)	All or a portion of the security is pledged as collateral on written options. The aggregate market value of the collateralized securities totals $3,750,000 as of September 30, 2014. See Note 4 in Notes to Schedules of Investments.
(j)	All or a portion of the security is pledged as collateral on futures. The aggregate market value of the collateralized securities totals $9,090,154 as of September 30, 2014. See Note 4 in Notes to Schedules of Investments.

Common Abbreviations:
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is the Norwegian term for a public limited company.
Bhd	Berhad is a Malaysian term for private company.
GDR	Global Depositary Receipt.
JSC	Joint Stock Company is a company which has the capital of its members pooled in a common fund.
Ltd.	Limited.
PJSC	Private Joint Stock Company.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
REIT	Real Estate Investment Trust.
SA	Sociedad Anonima is the Spanish equivalent of a publicly held corporation.

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NOK	Norway Krone

Percentages are stated as a percent of net assets.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor's and Morgan Stanley Capital International.

Foreign country classifications for each security are generally determined by referencing country of domicile sourced from Factset Research Systems, Inc.

See Notes to Schedules of Investments.

SCHEDULE OF OPEN FUTURES CONTRACTS

September 30, 2014 (Unaudited)

Heartland International Value Fund

			Expiration	Underlying Face Amount	Unrealized
Description	Position	Contracts	Date	at Value (Note 4)	Appreciation
Euro FX Currency Future	Short	(12)	12/16/14	$(1,895,250)	$137,108
Japanese Yen FX Currency Future	Short	(63)	3/17/15	(7,189,875)	229,390
				$(9,085,125)	$366,498

Notes to Schedules of Investments

September 30, 2014 (Unaudited)

(1)	ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The capital shares of the Select Value Fund, Value Plus Fund, Value Fund, and International Value Fund (each a “Fund” and collectively, the “Funds”), each of which is a diversified fund, are issued by the Corporation. The Select Value Fund, Value Plus Fund, and Value Fund offer Investor Class and Institutional Class shares. The Institutional Class commenced operations on May 1, 2008. The International Value Fund offers an Investor Class. The authorized capital shares designated to the Select Value Fund - Investor Class, Select Value Fund - Institutional Class, Value Plus Fund - Investor Class, Value Plus Fund - Institutional Class, Value Fund - Investor Class, Value Fund - Institutional Class, the International Value Fund - Investor Class, the Mid Cap Value Fund - Investor Class and Mid Cap Value Fund - Institutional Class are 75,000,000, 75,000,000, 75,000,000, 75,000,000, 75,000,000, 75,000,000, 150,000,000, 75,000,000 and 75,000,000, respectively. The International Value Fund was a previously operational fund which was a series of Trust for Professional Managers (the “Predecessor Fund”), a Delaware statutory trust. On April 29, 2013, the Board of Directors of the Corporation (the “Board”) approved the reorganization into the International Value Fund, a newly formed series of the Corporation. The International Value Fund’s fiscal year end changed from May 31 to December 31. The inception date of the Predecessor Fund is October 1, 2010.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments. Each Fund is considered an investment company for financial reporting purposes under Generally Accepted Accounting Principles (“GAAP”).

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the Composite Market. Lacking any sales, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”) or using methods determined by the Board. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 in the FASB ASC Topic 820 hierarchy. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes.

(d)	At September 30, 2014, the Value and International Value Funds had 7.76% and 4.06% of net assets, respectively, that were illiquid as defined pursuant to guidelines established by the Board.

(e)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered to be illiquid. As of September 30, 2014, the Funds did not hold any restricted securities.

(f)	The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the respective Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign securities usually are denominated and traded in foreign currencies, while the Funds value assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Funds’ non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

(g)	The accompanying Schedules of Investments were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from these estimates.

(3)	FAIR VALUE MEASUREMENTS

The Funds follow the Fair Value Statement, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.

•	Level 2 - Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets, or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes short term investments in time deposits, international securities that use a systematic fair valuation model, and portfolio securities and other financial instruments lacking any sales referenced in Note 2.

•	Level 3 - Significant unobservable prices or inputs (includes the Board’s and Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2014:

Heartland Select Value Fund

Investments in Securities at Value	Level 1 - Quoted Unadjusted Prices(1)	Level 2 - Other Significant Observable Inputs(1)(2)	Level 3 - Significant Unobservable Inputs(3)	Total
Common Stocks	$593,601,877	$–	$–	$593,601,877
Short-Term Investments	–	4,174,227	–	4,174,227
Investments Purchased with Cash Collateral from Securities Loaned	2,780,580	–	–	2,780,580
Total	$596,382,457	$4,174,227	$–	$600,556,684

Heartland Value Plus Fund

Investments in Securities at Value	Level 1 - Quoted Unadjusted Prices(1)	Level 2 - Other Significant Observable Inputs(1)(2)	Level 3 - Significant Unobservable Inputs(3)	Total
Common Stocks	$2,803,422,486	$–	$–	$2,803,422,486
Short-Term Investments	–	58,170,109	–	58,170,109
Total	$2,803,422,486	$58,170,109	$–	$2,861,592,595

Heartland Value Fund

Investments in Securities at Value	Level 1 - Quoted Unadjusted Prices(1)	Level 2 - Other Significant Observable Inputs(1)(2)	Level 3 - Significant Unobservable Inputs(3)	Total
Common Stocks	$1,044,439,984	$46,776,978	$–	$1,091,216,962
Short-Term Investments	–	46,384,390	–	46,384,390
Investments Purchased with Cash Collateral from Securities Loaned	30,734,649	–	–	30,734,649
Total	$1,075,174,633	$93,161,368	$–	$1,168,336,001

Other Financial Instruments(4)
Liabilities
Written Options	$–	$(12,500)	$–	$(12,500)
Total	$–	$(12,500)	$–	$(12,500)

Heartland International Value Fund

Investments in Securities at Value	Level 1 - Quoted Unadjusted Prices(1)	Level 2 - Other Significant Observable Inputs(1)(2)	Level 3 - Significant Unobservable Inputs(3)	Total
Common Stocks
Brazil	$605,454	$–	$–	$605,454
Canada	4,476,271	–	–	4,476,271
China	–	1,471,497	–	1,471,497
Germany	1,104,291	421,300	–	1,525,591
Great Britain	705,196	–	–	705,196
Hong Kong	2,119,294	–	–	2,119,294
Ireland	456,750	–	–	456,750
Japan	–	8,305,249	–	8,305,249
Kazakhstan	1,650,000	–	–	1,650,000
Malaysia	–	273,782	–	273,782
Norway	–	636,644	–	636,644
Russia	–	353,571	–	353,571
South Korea	1,813,788	1,992,327	–	3,806,115
Ukraine	394,750	518,358	–	913,108
Preferred Stock
Brazil	1,367,460	–	–	1,367,460
Germany	–	173,837	–	173,837
Short-Term Investments	–	2,003,718	–	2,003,718
Total	$14,693,254	$16,150,283	$–	$30,843,537

Other Financial Instruments(4)

Assets
Futures Contract	$366,498	$–	$–	$366,498
Total	$366,498	$–	$–	$366,498

(1) The Funds measure transfers between levels as of the beginning and end of the financial reporting period.  Transfers between Level 1 and Level 2 as of September 30, 2014 resulted from securities priced using a systematic fair valuation model or quoted prices which were not active at either the beginning or end of the period.

Security amounts in the Value Fund and International Value Fund that were transferred into and out of Levels 1 and 2 at September 30, 2014 were as follows:

Value Fund	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$-	$(5,516,000)	$5,516,000	$-
Short-Term Investments	-	-	-	-
Total	$-	$(5,516,000)	$5,516,000	$-

International Value Fund	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$3,780,579	$-	$-	$(3,780,579)
Preferred Stocks	1,367,460	-	-	(1,367,460)
Short-Term Investments	-	-	-	-
Total	$5,148,039	$-	$-	$(5,148,039)

(2) For detailed industry descriptions and common stocks identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.
(3) The Funds measure Level 3 activity as of the beginning and end of the financial period. For the nine months ended September 30, 2014, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.
(4) Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as covered calls, covered puts, and futures, which are valued at net unrealized appreciation (depreciation).

(4)	DERIVATIVE INSTRUMENTS

The Derivatives Statement requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance, and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, futures, options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return, or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Options and futures can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates, and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options or futures positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and futures and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

WARRANTS

Each Fund may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. As of September 30, 2014, the Funds did not hold any warrants.

FUTURES CONTRACTS

Each Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The average notional amount of long and short futures contracts held by the International Value Fund during the period was $0 and $9,766,093, respectively. As of September 30, 2014, the Select Value, Value Plus, and Value Funds had no open futures positions.

A Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The fair value of derivative instruments held by the International Value Fund as reported in the Schedule of Open Futures Contracts as of September 30, 2014 was as follows:

		Asset Derivatives*	Liability Derivatives*
Risk Exposure		Unrealized Appreciation	Unrealized Depreciation
Foreign Exchange Currency Contracts — Futures	Net assets — unrealized appreciation on investments	$366,498	-
Total		$366,498	-
*	Reflects cumulative unrealized appreciation (depreciation) of futures contraacts as reported in the Scedule of Open Futures Contacts.

OPTIONS CONTRACTS

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Value Fund had the following transactions in written covered call/put options during the nine months ended September 30, 2014:

	Value Fund
	Number of Contracts	Premiums
Balance as of December 31, 2013	2,000	$157,997
Options Written	58,356	2,892,100
Options Expired	(38,139)	(2,124,070)
Options Exercised	(19,717)	(866,029)
Balance as of September 30, 2014	2,500	$59,998

Fund Name	Number of Contracts	Options Written at Value*
Heartland Value Fund
United Insurance Holdings Corp., $17.50, 10/18/2014 (Covered Call)	(2,500)	$(12,500)
Total Written Options	(2,500)	$(12,500)

* Amounts reflect a liability of the Fund.

(5)	SECURITIES LENDING

The Funds have entered into an agreement with Brown Brothers Harriman & Co. (the “Lending Agent”), dated November 30, 2011 (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash collateral in an amount equal to not less than 102% of the market value of loaned securities. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them.

Income generated from securities lending is presented in the Statements of Operations. As of September 30, 2014, the Select Value Fund and Value Fund had securities on loan valued at $2,724,662 and $28,486,551, respectively and received cash collateral with a value of $2,780,580 and $30,734,649, respectively. Securities on loan are footnoted in the Schedules of Investments. The Value Plus and International Value Funds did not engage in securities lending during the reporting period.

(6)	INVESTMENT TRANSACTIONS

During the nine months ended September 30, 2014, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government obligations.

Fund	Cost of Purchases	Proceeds from Sales
Select Value Fund	$255,589,652	$361,111,769
Value Plus Fund	553,186,058	711,219,675
Value Fund	368,024,445	405,155,505
International Value Fund	5,992,443	6,173,515

(7)	FEDERAL INCOME TAX INFORMATION

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for Federal income tax purposes as of September 30, 2014 are noted below.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Appreciation (Depreciation) of Foreign Currency and Derivatives	Net Tax Unrealized Appreciation on Investments

Select Value Fund	$519,738,714	$105,922,717	$(25,104,747)	$-	$80,817,970
Value Plus Fund	2,597,735,884	451,766,016	(187,909,305)	-	263,856,711
Value Fund	979,142,312	299,126,367	(109,932,678)	47,652	189,241,341
International Value Fund	28,914,076	4,202,333	(2,272,872)	366,465	2,295,926

(8)	TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the Investment Company Act of 1940) with the Value Plus and Value Funds; that is, the respective Fund held 5% or more of their outstanding voting securities during the nine months ended September 30, 2014. The Select Value and International Value Funds had no transactions with affiliates during the same period.

Heartland Value Plus Fund

Security Name	Share Balance at January 1, 2014	PURCHASES	SALES	Share Balance at September 30, 2014	DIVIDENDS	Realized Gains (Losses)
Black Box Corp.	1,172,500	-	25,000	1,147,500	$335,025	$(328,701)
Brady Corp. (Class A)	2,150,000	600,000	-	2,750,000	1,257,750	-
Briggs & Stratton Corp.	2,600,000	175,000	50,000	2,725,000	997,625	14,063
CDI Corp.	1,800,000	-	-	1,800,000	702,000	-
Centerstate Banks, Inc.	1,575,000	-	-	1,575,000	47,250	-
Comstock Resources, Inc.	1,850,000	1,550,000	100,000	3,300,000	1,012,500	499,717
CONMED Corp.	1,400,000	-	1,400,000	-	77,013	35,347,048
CTS Corp.	2,579,843	-	429,843	2,150,000	261,882	3,453,477
Dynamic Materials Corp.	75,267	1,074,733	-	1,150,000	125,000	-
Encore Wire Corp.	1,400,000	400	100,400	1,300,000	51,622	2,866,248
ESCO Technologies, Inc.	1,525,000	50,000	-	1,575,000	378,000	-
Federal Signal Corp.	5,834,200	18,390	27,590	5,825,000	348,397	(18,749)
Fred's, Inc. (Class A)	3,100,000	-	200,000	2,900,000	526,266	871,005
FreightCar America, Inc.	975,000	175,000	-	1,150,000	201,623	-
Granite Construction, Inc.	2,650,000	-	100,000	2,550,000	1,000,350	478,250
Gulf Island Fabrication, Inc.	1,400,000	-	-	1,400,000	420,000	-
Harte-Hanks, Inc.	4,250,000	-	-	4,250,000	1,083,750	-
Heidrick & Struggles International, Inc.	1,775,000	-	-	1,775,000	692,250	-
Intrepid Potash, Inc.	5,500,000	150,000	-	5,650,000	-	-
Invacare Corp.	2,955,000	-	-	2,955,000	110,813	-
Mantech International Corp. (Class A)	1,375,000	175,000	-	1,550,000	934,500	-
Materion Corp.	1,950,000	-	-	1,950,000	487,500	-
Micrel, Inc.	3,850,000	-	550,000	3,300,000	573,551	854,524
Navigant Consulting, Inc.	2,850,000	-	139,500	2,710,500	-	(935)
Park Electrochemical Corp.	1,675,000	175,000	-	1,850,000	4,737,500	-
PharMerica Corp.	2,288,091	50,000	2,338,091	-	-	34,923,576
Quanex Building Products Corp.	3,100,000	100,000	-	3,200,000	384,000	-
Regis Corp.	4,250,000	725,000	250,000	4,725,000	-	(1,126,709)
Renasant Corp.	1,674,322	-	724,322	950,000	565,909	9,239,413
Resources Connection, Inc.	3,200,000	-	100,000	3,100,000	682,000	165,581
Stone Energy Corp.	2,950,000	100,000	1,150,000	1,900,000	-	20,653,258
Universal Forest Products, Inc.	1,125,000	50,000	25,000	1,150,000	241,500	422,553
Zep, Inc.	2,053,000	147,000	-	2,200,000	314,223	-
					$8,549,799	$108,313,619

Heartland Value Fund

Security Name	Share Balance at January 1, 2014	PURCHASES	SALES	Share Balance at September 30, 2014	DIVIDENDS	Realized Gains (Losses)
AgJunction, Inc.	6,296,000	-	724,500	5,571,500	$-	$(977,367)
ALCO Stores, Inc.	380,400	-	380,400	-	-	(2,506,837)
CyberOptics Corp.	404,963	195,037	-	600,000	-	-
Digirad Corp.	1,800,000	-	-	1,800,000	270,000	-
Dynamics Research Corp.	818,400	-	818,400	-	-	831,914
Golden Star Resources, Ltd.	20,000,000	-	6,534,900	13,465,100	-	(15,151,011)
Hooper Holmes, Inc.	6,615,000	-	372,300	6,242,700	-	(792,228)
Hudson Global, Inc.	3,000,000	-	-	3,000,000	-	-
Hudson Technologies, Inc.	-	2,500,000	-	2,500,000	-	-
Lincoln Educational Services Corp.	2,300,469	85,000	-	2,385,469	375,960	-
Magnetek, Inc.	299,999	-	-	299,999	-	-
North Valley Bancorp	400,000	-	-	400,000	-	-
PDI, Inc.	1,490,000	-	-	1,490,000	-	-
Perma-Fix Environmental Services, Inc.	800,000	-	-	800,000	-	-
Pioneer Power Solutions, Inc.	416,538	83,462	-	500,000	-	-
RCM Technologies, Inc.	1,100,000	-	-	1,100,000	-	-
Stanley Furniture Co., Inc.	750,000	-	750,000	-	-	(1,432,552)
StarTek, Inc.	1,400,000	-	-	1,400,000	-	-
Sterling Construction Co., Inc.	750,000	250,000	-	1,000,000	-	-
Supreme Industries, Inc. (Class A)	1,338,750	111,250	-	1,450,000	36,250	-
Swift Energy Co.	1,500,000	1,900,000	180,790	3,219,210	-	(1,116,100)
Transcat, Inc.	-	502,368	-	502,368	-	-
TRC Cos., Inc.	1,750,000	450,000	-	2,200,000	-	-
United Insurance Holdings Corp.	1,076,459	100,000	926,459	250,000	76,972	9,521,750
Westell Technologies, Inc. (Class A)	3,577,762	1,000,000	577,762	4,000,000	-	2,074,178
					$759,182	$(9,548,253)

(9)	Subsequent events

Effective August 14, 2014, the Board approved an amendment to the investment advisory agreement for a new series to be issued by the Corporation (the “Mid Cap Value Fund”). The Mid Cap Value Fund was launched on October 31, 2014.

Item 2.          Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.          Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HEARTLAND GROUP, INC.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
Chief Executive Officer

Date:	November 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
Chief Executive Officer

Date:	November 3, 2014

By:	/s/ Nicole J. Best
Nicole J. Best
Vice President, Treasurer & Principal Accounting Officer

Date:	November 3, 2014